Financial Instruments - Disclosure on Detailed Financials Instruments Designated as Hedging Instrument in Cashflow Hedge (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (860.6)		₨ (65,227.0)		₨ (56,232.6)
Nominal amounts	21,069.6		1,596,916.2		2,030,154.7
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated in hedge relationship	(852.6)		(64,617.3)		(56,435.7)
Debt instruments denominated in foreign currency [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	(1,299.5)		(98,493.8)
Nominal amounts	1,430.9		108,455.0
Less than 1 year [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 1.8		134.0		663.8
Average strike rate	73.81	71.16
Nominal amounts	$ 14.6		1,107.2		10,671.5
Between 1-5 years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 10.8		821.2		14.7
Average strike rate	71.86	71.86
Nominal amounts	$ 94.8		7,186.0		8,293.2
Later than five years [Member] | Interest Rate Swap Linked To LIBOR [member]
Disclosure of detailed information about financial instruments [line items]
>5 years | $	237.5	$ 237.5
>5 years	$ 8.0		609.7		(203.1)
>5 years	2.86%	2.86%
Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 42.1		3,188.4		4,325.0
Average strike rate	83.52	83.52
Nominal amounts	$ 582.8		44,173.1		40,736.5
U.S. dollar [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (252.9)		(19,166.7)		470.3
Average strike rate	0.753	0.7604
Nominal amounts	$ 3,703.3		280,678.9		286,513.9
U.S. dollar [Member] | Between 1-5 years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 103.0		7,806.8		1,548.8
Average strike rate	1.3	1.3
Nominal amounts	$ 894.6		67,800.6		7,578.9
U.S. dollar [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (315.4)		(23,907.9)		(7,696.4)
Average strike rate	0.758	0.7361
Nominal amounts	$ 5,631.5		426,822.8		371,259.9
U.S. dollar [Member] | Between 1-5 years [Member] | Debt instruments denominated in foreign currency [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (1,299.5)		(98,493.8)
Average strike rate	0.63
Nominal amounts	$ 1,430.9		108,455.0
U.S. dollar [Member] | Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 0.0		0.0		91.3
Average strike rate	0	0.7592
Nominal amounts	$ 0.0		0.0		37,743.2
Chinese Renminbi [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (153.0)		(11,596.7)		(23,349.9)
Average strike rate	0.114	0.1094
Nominal amounts	$ 3,586.1		271,799.2		280,236.8
Chinese Renminbi [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (247.6)		(18,763.6)		(12,487.6)
Average strike rate	0.116	0.1123
Nominal amounts	$ 6,563.1		497,434.4		350,103.6
Euro [Member] | Non Derivatives [Member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
>5 years | £				£ 1,074.0		£ 923.7
Euro [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 26.9		2,035.9		(11,058.9)
Average strike rate	0.892	0.8875
Nominal amounts	$ (2,660.3)		(201,632.8)		287,560.3
Euro [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 0.6		48.8		(467.3)
Average strike rate	0.913	0.886
Nominal amounts	$ (55.1)		(4,175.6)		124,646.1
Euro [Member] | Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (67.1)		(5,082.2)		(3,829.7)
Average strike rate	0.8912	0.8912
Nominal amounts	$ 597.6		45,294.4		44,304.6
Other currencies [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (7.6)				(1,679.8)
Average strike rate	0	0
Nominal amounts	$ 979.2				93,992.9
Other currencies [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (2.2)		(168.7)		(2,776.9)
Average strike rate	0	0
Nominal amounts	$ 1,137.4		86,209.0		₨ 86,513.3
India, Rupees [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value			(576.3)
Nominal amounts			₨ 74,219.0